Defined Benefit Plan - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan expected contribution by employer	$ 500
Other Noncurrent Liabilities
Defined Benefit Plan Disclosure [Line Items]
Unfunded liability	$ (2,495)	$ (3,304)